DECHERT LLP

1900 K STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

June 30, 2022

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Weitz Funds (the “Trust”)

File Nos. 333-107797 and 811-21410

Greetings:

Please find attached for filing on behalf of the Trust and each separate investment series of the Trust (the “Funds”), in electronic format, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary proxy statement and related proxy materials for use in connection with a proposed Special Meeting of Shareholders of the Trust.

This filing relates to: (1) the approval of new Management and Investment Advisory Agreements for each of the Funds as a result of a change in control of the investment adviser to the Funds; (2) the election of eight (8) nominees to serve as Trustees of the Trust; and (3) the approval of the sub-classification of the Partners III Opportunity Fund, one of the investment series of the Trust, from a diversified fund to a non-diversified fund.

Thank you for your attention to this filing. Please do not hesitate to contact the undersigned at (202) 261-3364 or Monica Patel at (202) 261-3498 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley

cc: John Detisch, Esq.

        Weitz Investment Management, Inc.